Annual Fund Operating Expenses - Cohen & Steers Future of Energy Active ETF - ETF	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.80%	[1]

[1]	Based on estimated amounts for the current fiscal year.